INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets by Major Asset Class

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2018
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Purchased software cost	$64	$26	$38